Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2013
Preferred Stock (Tables) [Abstract]
Detail of Preferred Stock

	December 31, 2013		December 31, 2012
	Liquidation	Shares	Liquidation	Shares
	preference	authorized	preference	authorized
	per share	and designated	per share	and designated
DEP Shares
Dividend Equalization Preferred Shares (DEP)	$10	97,000	$10	97,000
Series G
7.25% Class A Preferred Stock	15,000	50,000	15,000	50,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	25,000	30,000	25,000	30,000
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
Series P
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	26,400	-	-
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	69,000	-	-
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	34,500	-	-
ESOP
Cumulative Convertible Preferred Stock (1)	-	1,105,664	-	910,934
Total		11,340,174		11,015,544

  See the following page for additional information about the liquidation preference for the ESOP Cumulative Preferred Stock.

	December 31, 2013				December 31, 2012
	Shares				Shares
	issued and	Par	Carrying		issued and	Par	Carrying
(in millions, except shares)	outstanding	value	value	Discount	outstanding	value	value	Discount
DEP Shares
Dividend Equalization Preferred Shares (DEP)	96,546	$-	-	-	96,546	$-	-	-
Series I (1)
Floating Class A Preferred Stock	25,010	2,501	2,501	-	25,010	2,501	2,501	-
Series J (1)
8.00% Non-Cumulative Perpetual Class A Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Series N (1)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	30,000	750	750	-	30,000	750	750	-
Series O (1)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	26,000	650	650	-	26,000	650	650	-
Series P (1)
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	625	625	-	-	-	-	-
Series Q (1)
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	1,725	1,725	-	-	-	-	-
Series R (1)
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	33,600	840	840	-	-	-	-	-
ESOP
Cumulative Convertible Preferred Stock	1,105,664	1,105	1,105	-	910,934	911	911	-
Total	10,881,195	$17,666	16,267	1,399	10,558,865	$14,282	12,883	1,399

  Preferred shares qualify as Tier 1 capital.

Detail of Employee Stock Ownership Plan Preferred Stock

	Shares issued and outstanding		Carrying value
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Adjustable dividend rate
(in millions, except shares)	2013	2012	2013	2012	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2013	349,788	-	$350	-	8.50%	9.50
2012	217,404	245,604	217	246	10.00	11.00
2011	241,263	277,263	241	277	9.00	10.00
2010	171,011	201,011	171	201	9.50	10.50
2008	57,819	73,434	58	73	10.50	11.50
2007	39,248	53,768	39	54	10.75	11.75
2006	21,139	33,559	21	34	10.75	11.75
2005	7,992	18,882	8	19	9.75	10.75
2004	-	7,413	-	7	8.50	9.50
Total ESOP Preferred Stock (1)	1,105,664	910,934	$1,105	911
Unearned ESOP shares (2)			$(1,200)	(986)

  At December 31, 2013 and December 31, 2012, additional paid-in capital included $95 million and $75 million, respectively, related to ESOP preferred stock.
  We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.